HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%


                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Assisted Living -- 4.7%
--------------------------------------------------------------------------
Arizona HFA, (Care Institute,
Inc.-Mesa), 7.625%, 1/1/26                     $ 2,500       $   2,540,650
Chester, PA, IDA, (Senior Life-Choice of
Kimberton), (AMT), 8.50%, 9/1/25                 1,000           1,113,550
Chester, PA, IDA, (Senior Life-Choice of
Paoli L.P.), 8.05%, 1/1/24                       2,000           2,180,460
Delaware, PA, IDA, (Glen Riddle), (AMT),
8.625%, 9/1/25                                   1,600           1,791,568
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/13                             1,000             300,240
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/13                             1,000             287,070
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/14                             1,000             274,490
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/14                             1,000             262,450
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/15                             1,000             251,320
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/15                             1,000             240,310
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/16                             1,000             229,790
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/16                             1,000             219,730
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/17                             1,000             209,750
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/17                             1,000             200,560
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/18                             1,000             191,760
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/18                             1,000             183,360
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/19                             1,000             175,320
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/19                             1,000             167,630
Illinois Development Finance Authority,
(Care Institute, Inc.), 7.80%, 6/1/25            3,740           4,004,755
New Jersey EDA, (Chelsea at East
Brunswick), (AMT), 8.25%, 10/1/20                3,500           3,790,710
--------------------------------------------------------------------------
                                                             $  18,615,473
--------------------------------------------------------------------------
Cogeneration -- 5.0%
--------------------------------------------------------------------------
Maryland Energy Cogeneration, (AES
Warrior Run), (AMT), 7.40%, 9/1/19             $ 7,000       $   7,487,060
                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Cogeneration (continued)
--------------------------------------------------------------------------
Palm Beach County, FL, (Okeelanta
Power), (AMT), 6.85%, 2/15/21(1)               $ 3,500       $   2,362,500
Palm Beach County, FL, (Osceola Power),
(AMT), 6.95%, 1/1/22(1)                          4,000           2,660,000
Pennsylvania EDA, (Northampton
Generating), (AMT), 6.60%, 1/1/19                3,500           3,660,475
Pennsylvania EDA, (Northampton
Generating), Junior Liens, (AMT),
6.875%, 1/1/11                                   1,000           1,032,410
Robbins, Cook County, IL, (Robbins
Resource Recovery Partners, L.P.),
8.375%, 10/15/10                                 1,500             810,000
Robbins, IL, Resource Recovery, (AMT),
8.375%, 10/15/16                                 3,500           1,890,000
--------------------------------------------------------------------------
                                                             $  19,902,445
--------------------------------------------------------------------------
Education -- 0.5%
--------------------------------------------------------------------------
New Hampshire HEFA, (Colby-Sawyer
College), 7.50%, 6/1/26                        $ 2,000       $   2,158,280
--------------------------------------------------------------------------
                                                             $   2,158,280
--------------------------------------------------------------------------
Electric Utilities -- 5.1%
--------------------------------------------------------------------------
Apache County, AZ, IDA, (Tuscon Electric
Power Co.), 5.85%, 3/1/28                      $ 4,000       $   3,790,360
Connecticut State Development Authority,
(Connecticut Light and Power), 5.85%,
9/1/28                                           2,500           2,421,825
Connecticut State Development Authority,
(Western Massachusetts Electric Co.),
5.85%, 9/1/28                                    5,000           4,805,500
Eugene, OR, (Trojan Nuclear Power),
5.90%, 9/1/09                                    1,000           1,022,000
Intermountain Power Agency, UT,
Variable Rate, 7/1/11(2)                         3,500           3,635,625
Long Island, NY, Power Authority,
(RITES), Variable Rate, 12/1/29(2)               5,000           4,804,000
--------------------------------------------------------------------------
                                                             $  20,479,310
--------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
--------------------------------------------------------------------------
Colorado HFA, (Liberty Heights),
Escrowed to Maturity, 0.00%, 7/15/24           $14,115       $   3,049,122
Colorado HFA, (Liberty Heights),
Escrowed to Maturity, 0.00%, 7/15/22            12,195           2,978,507
Dawson Ridge, CO, Metropolitan District
#1, Escrowed to Maturity, 0.00%, 10/1/22        10,000           2,208,900
Dawson Ridge, CO, Metropolitan District
#1, Escrowed to Maturity, 0.00%, 10/1/22         3,500             773,115

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------
Illinois Development Finance Authority,
(Regency Park), Escrowed to Maturity,
0.00%, 7/15/25                                 $ 3,295       $     611,453
Maricopa County, AZ, IDA, (Place Five
and The Greenery), Escrowed to Maturity,
6.625%, 1/1/27                                   2,500           2,870,375
Maricopa County, AZ, IDA, (Place Five
and The Greenery), Escrowed to Maturity,
8.625%, 1/1/27                                   1,725           2,212,606
San Bernadino, CA, (San Bernadino
Community Hospital), Prerefunded to
12/1/99, 7.875%, 12/1/08                         1,000           1,034,680
San Bernadino, CA, (San Bernadino
Community Hospital), Prerefunded to
12/1/99, 7.875%, 12/1/19                         1,325           1,370,951
San Joaquin Hills Transportation
Corridor Agency, CA, Toll Road Bonds,
Escrowed to Maturity, 0.00%, 1/1/25             10,000           2,461,200
San Joaquin Hills Transportation
Corridor Agency, CA, Toll Road Bonds,
Escrowed to Maturity, 0.00%, 1/1/26             10,000           2,318,400
--------------------------------------------------------------------------
                                                             $  21,889,309
--------------------------------------------------------------------------
Gas Utilities -- 0.5%
--------------------------------------------------------------------------
Southern California Public Power
Authority, Variable Rate, 7/1/12(2)            $ 2,000       $   2,212,500
--------------------------------------------------------------------------
                                                             $   2,212,500
--------------------------------------------------------------------------
General Obligations -- 0.6%
--------------------------------------------------------------------------
Bell Mountain Ranch, CO, (Metropolitan
District), 6.625%, 11/15/25                    $ 2,455       $   2,374,992
--------------------------------------------------------------------------
                                                             $   2,374,992
--------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.9%
--------------------------------------------------------------------------
Osceola County, FL, IDA, Community
Pooled Loan-93, 7.75%, 7/1/17                  $ 3,500       $   3,713,430
--------------------------------------------------------------------------
                                                             $   3,713,430
--------------------------------------------------------------------------
Hospital -- 11.6%
--------------------------------------------------------------------------
California Health Facilities Authority,
Residual Certificates, Variable Rate,
8/15/28(2)(3)                                  $ 5,000       $   4,733,400
Chautauqua County, NY, IDA, (Women's
Christian Association), 6.40%, 11/15/29          2,250           2,154,510
Colorado HFA, (Rocky Mountain Adventist
Healthcare), 6.625%, 2/1/22                     10,000           9,639,499

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Hospital (continued)
--------------------------------------------------------------------------
Forsyth County, GA, Hospital Authority
Revenue, (Georgia Baptist Health Care
System), 6.25%, 10/1/18                        $ 3,685       $   3,514,679
Forsyth County, GA, Hospital Authority
Revenue, (Georgia Baptist Health Care
System), 6.375%, 10/1/28                         3,700           3,510,153
Hidalgo County, TX, (Health Services
Corp., Mission Hospital, Inc.), 6.875%,
8/15/26                                          2,500           2,670,625
Illinois Health Facilities Authority,
(Proctor Community Hospital), 7.375%,
1/1/23                                           2,500           2,608,250
Louisiana Public Facilities Authority,
(General Health Systems), 6.80%, 11/1/16         2,915           3,139,047
Michigan State Hospital Finance
Authority, (Member Healthcare Center),
5.875%, 11/15/21                                   500             497,185
Monroeville, PA, Hospital Authority,
(Forbes Health System), 5.75%, 10/1/05             400             390,000
Monroeville, PA, Hospital Authority,
(Forbes Health System), 6.25%, 10/1/15           1,000             990,000
New Hampshire HEFA, (Littleton Hospital
Assn.), 6.00%, 5/1/28                            2,000           1,905,260
Philadelphia, PA, HEFA, (Graduate Health
System), 6.625%, 7/1/21(1)                       2,205             837,900
Philadelphia, PA, HEFA, (Graduate Health
System), 7.00%, 7/1/05(1)                        3,170           1,204,600
Prince George's County, MD, (Greater
Southeast Healthcare System), 6.375%,
1/1/13(1)                                          875             393,750
Prince George's County, MD, (Greater
Southeast Healthcare System), 6.375%,
1/1/23(1)                                        5,900           2,655,000
San Gorgonio, CA, (Memorial Health Care
District), 5.75%, 5/1/20                         1,785           1,671,974
Tomball Hospital Authority, (Tomball
Regional Hospital), 6.00%, 7/1/29                2,250           2,219,085
Wells County, IN, (Caylor-Nickel Medical
Center), 8.75%, 4/15/12                          1,500           1,681,665
--------------------------------------------------------------------------
                                                             $  46,416,582
--------------------------------------------------------------------------
Housing -- 8.7%
--------------------------------------------------------------------------
Atlanta, GA, Urban Residential Finance
Authority, (John Hope), 7.25%, 6/1/07          $ 1,680       $   1,669,886
Colorado HFA, Single Family Housing,
(AMT), 7.65%, 12/1/25                            2,945           3,218,502
Cuyahoga County, OH, (Rolling Hills
Apartment), (AMT), 8.00%, 1/1/28                 2,415           2,424,877
Florence, KY, Housing Facilities, (Blue
Grass Housing), 7.625%, 5/1/27                   2,430           2,881,640

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Housing (continued)
--------------------------------------------------------------------------
Lake Creek, CO, Affordable Housing
Corp., Multifamily, 7.00%, 12/1/23             $ 1,000       $     984,950
Lucas County, OH, (Country Creek),
(AMT), 8.00%, 7/1/26                             3,715           3,650,210
Maricopa County, AZ, IDA, (National
Health Facilities II), 6.375%, 1/1/19            4,360           4,304,802
Maricopa County, AZ, IDA, (National
Health Facilities II), 6.625%, 7/1/33            1,500           1,476,990
Maricopa County, AZ, IDA, (National
Health Facilities), 8.00%, 1/1/34                2,400           2,351,736
Minneapolis, MN, Community Development
Agency, Multifamily Housing, (Lindsay
Brothers), 6.60%, 12/1/18                        1,725           1,725,000
North Little Rock, AR, Residential
Housing Facilities, (Parkstone Place),
9.75%, 8/1/21                                    4,625           5,216,584
Oregon Health Authority, (Trillium
Affordable Housing), 6.75%, 8/15/29              3,400           3,310,818
Oregon Health Authority, (Trillium
Affordable Housing), (AMT), 6.75%,
2/15/29                                          1,500           1,460,655
--------------------------------------------------------------------------
                                                             $  34,676,650
--------------------------------------------------------------------------
Industrial Development Revenue -- 17.9%
--------------------------------------------------------------------------
ABIA Development Corp., (Austin
Cargoport Development, L.L.C.), (AMT),
9.25%, 10/1/21                                 $ 2,815       $   3,128,507
Camden County, NJ, (Holt Hauling),
(AMT), 9.875%, 1/1/21                            2,000           2,401,040
Carbon County, UT, (Laidlaw
Environmental Services, Inc.), (AMT),
7.45%, 7/1/17                                    3,900           4,178,967
Charleston County, SC, IDA, (Zeigler
Coal Holding), 6.95%, 8/10/28                    4,000           3,996,880
Clark County, NV, (Nevada Power),
(RITES), (AMT), Variable Rate,
10/1/30(2)                                       5,000           4,897,900
Florence County, SC, (Stone Container
Co.), 7.375%, 2/1/07                             1,570           1,648,767
Hancock County, KY, (Southwire Co.),
(AMT), 7.75%, 7/1/26                             2,700           2,843,235
Iowa Finance Authority, (Southbridge
Mall), 6.375%, 12/1/13                           3,715           3,695,645
Kansas City, MO, IDA, (Airline Cargo
Facilities), (AMT), 8.50%, 1/1/17                3,960           4,365,306
Kimball, NE, EDA, (Clean Harbors, Inc.),
10.75%, 9/1/26                                   3,000           3,216,930
Michigan Strategic Fund, (Crown Paper),
(AMT), 6.50%, 8/1/21                             1,700           1,464,839
Michigan Strategic Fund, (S.D. Warren
Co.), (AMT), 7.375%, 1/15/22                     3,500           3,785,495

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------
Morgantown, KY, (IMCO Recycling, Inc).,
7.45%, 5/1/22                                  $ 3,400       $   3,517,708
New Albany, IN, IDA, (K-Mart Co.),
7.40%, 6/1/06                                    1,095           1,152,838
New Hampshire Business Finance
Authority, (Crown Paper Co.), (AMT),
7.875%, 7/1/26                                   2,750           2,610,575
New Hampshire, IDA, (Public Service Co.
of NH), (AMT), 7.65%, 5/1/21                     3,420           3,573,182
New Jersey EDA, (Holt Hauling), 8.95%,
12/15/18                                           500             542,240
New Jersey EDA, (Holt Hauling), (AMT),
7.90%, 3/1/27                                    4,000           4,406,520
Ohio Solid Waste Revenue, (Republic
Engineered Steels, Inc.), (AMT), 9.00%,
6/1/21                                           4,000           4,302,360
Perry County, KY, (TJ International,
Inc.), (AMT), 6.55%, 4/15/27                     2,000           2,103,420
Philadelphia, PA, IDA, (Refrigerated
Enterprises), (AMT), 9.05%, 12/1/19                500             548,260
Riverdale Village, IL, (ACME Metals,
Inc.), (AMT), 7.95%, 4/1/25(4)                   3,345           2,893,425
Riverdale Village, IL, (ACME Metals,
Inc.), (AMT), 7.90%, 4/1/24(4)                   3,500           3,027,500
Skowhegan, ME, (S.D. Warren Co.), (AMT),
6.65%, 10/15/15                                  3,000           3,113,040
--------------------------------------------------------------------------
                                                             $  71,414,579
--------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.3%
--------------------------------------------------------------------------
San Mateo County, CA, Joint Powers
Financing Authority, Residual
Certificates, (FSA), Variable Rate,
7/15/29(2)(3)                                  $ 1,500       $   1,295,430
--------------------------------------------------------------------------
                                                             $   1,295,430
--------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.5%
--------------------------------------------------------------------------
Hancock, MI HFA, (Portage Health),
(MBIA), 5.45%, 8/1/47                          $ 2,200       $   2,202,310
--------------------------------------------------------------------------
                                                             $   2,202,310
--------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.5%
--------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil
Franchise, (AMBAC), Variable Rate,
12/1/27(2)(3)                                  $ 2,500       $   1,928,500
--------------------------------------------------------------------------
                                                             $   1,928,500
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.1%
--------------------------------------------------------------------------
Hardeman County, TN, (Correctional
Facilities Corp.), 7.75%, 8/1/17               $ 4,000       $   4,365,320
--------------------------------------------------------------------------
                                                             $   4,365,320
--------------------------------------------------------------------------
Miscellaneous -- 8.2%
--------------------------------------------------------------------------
Atlanta, GA, Downtown Development
Authority, (Central Atlanta Hospitality
Childcare, Inc.), 8.00%, 1/1/26                $ 3,760       $   4,091,406
Colorado River Indian Tribe, 6.25%,
8/1/04                                           3,000           2,985,030
Pittsfield Township, MI, (Arbor
Hospice), 8.125%, 8/15/17                        1,350           1,398,101
Santa Fe, NM, (1st Interstate Plaza),
8.00%, 7/1/13                                    3,201           3,405,513
Santa Fe, NM, (Crow Hobbs), 8.50%,
9/1/16                                           3,300           3,581,226
Tax Exempt Securities Trust, 8.50%,
12/1/36(3)                                       2,360           2,537,460
Tax Exempt Securities Trust, 8.81%,
12/1/36(3)                                       1,982           2,209,008
Tax Exempt Securities Trust, 7.00%,
12/1/36                                          1,318           1,430,547
Tax Exempt Securities Trust, 8.70%,
12/1/36                                            991           1,096,418
Tax Exempt Securities Trust, 7.00%,
12/1/36                                          1,090           1,183,159
Tax Exempt Securities Trust, 8.875%,
12/1/36                                            595             663,963
Tax Exempt Securities Trust, 6.75%,
12/1/36(3)                                       2,557           2,729,310
Tax Exempt Securities Trust, 8.375%,
12/1/36(3)                                         852             926,191
Tax Exempt Securities Trust, 7.75%,
12/1/36                                          2,378           2,454,112
Tax Exempt Securities Trust, 7.90%,
12/1/36                                          2,000           2,074,260
--------------------------------------------------------------------------
                                                             $  32,765,704
--------------------------------------------------------------------------
Nursing Home -- 6.4%
--------------------------------------------------------------------------
Clovis, NM, IDR, (Retirement Ranches,
Inc.), 7.75%, 4/1/19                           $ 3,410       $   3,643,619
Colorado HFA, Residential Care
Facilities, (Volunteers of America),
6.00%, 7/1/29                                    1,100           1,027,796
Kansas City, MO, IDA, (Beverly
Enterprises), 8.00%, 12/1/02                     2,175           2,287,078
Massachusetts IFA, (Age Institute of
Massachusetts), 8.05%, 11/1/25                   2,500           2,739,350
Minneapolis, MN, (Walker Methodist
Senior Services), 6.00%, 11/15/28                3,200           3,131,872
Mississippi Business Finance Corp.,
(Magnolia Healthcare), 7.99%, 7/1/25             1,200           1,263,504

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Nursing Home (continued)
--------------------------------------------------------------------------
Tarrant County, TX, Health Facilities,
(3927 Foundation), 10.25%, 9/1/19              $ 7,500       $   7,738,875
Westmoreland, PA, (Highland Health
Systems, Inc.), 9.25%, 6/1/22                    3,415           3,766,335
--------------------------------------------------------------------------
                                                             $  25,598,429
--------------------------------------------------------------------------
Pooled Loans -- 2.4%
--------------------------------------------------------------------------
Charter Mac Tax Exempt Preferred Shares,
(AMT), 6.625%, 6/30/09                         $ 4,000       $   4,004,200
Muni Mae Tax Exempt Preferred Shares,
(AMT), Variable Rate, 6/30/09(3)                 5,000           5,056,000
Tax Exempt Securities Trust, Community
Health Provider, Pooled Loan Program,
8.25%, 12/1/36                                     375             398,123
--------------------------------------------------------------------------
                                                             $   9,458,323
--------------------------------------------------------------------------
Senior Living / Life Care -- 10.4%
--------------------------------------------------------------------------
Albuquerque, NM, Retirement Facilities,
(La Vida Liena Retirement Center),
6.60%, 12/15/28                                $ 8,000       $   7,650,400
Colorado HFA, Revenue Refunding and
Improvement, (Volunteers of America),
5.75%, 7/1/20                                    2,300           2,176,904
Colorado HFA, Revenue Refunding and
Improvement, (Volunteers of America),
5.875%, 7/1/28                                   3,600           3,395,052
Delaware County, PA, (White Horse
Village), 7.30%, 7/1/14                          3,500           3,687,005
Grove City, PA, Area Hospital Health
Facilities Authority, (Grove Manor),
6.625%, 8/15/29                                  2,000           1,920,820
Kansas City, MO, IDA, (Kingswood United
Methodist Manor), 5.875%, 11/15/29               7,500           6,965,775
Louisiana HFA, (HCC Assisted Living
Group 1), (AMT), 9.00%, 3/1/25                   3,545           3,889,999
Massachusetts IFA, (Forge Hill), (AMT),
6.75%, 4/1/30                                    5,355           4,928,528
North Miami, FL, Health Care Facilities,
(Imperial Club), 8.00%, 1/1/33                   5,240           5,080,914
Ohio HFA, Retirement Rental Housing,
(Encore Retirement Partners), 6.75%,
3/1/19                                           2,000           1,892,100
--------------------------------------------------------------------------
                                                             $  41,587,497
--------------------------------------------------------------------------
Special Tax Revenue -- 4.1%
--------------------------------------------------------------------------
Brentwood, CA, Infrastructure Financing
Authority, 5.60%, 9/2/19                       $ 1,700       $   1,623,024
Cottonwood, CO, Water and Sanitation
District, 7.75%, 12/1/20                         3,800           4,007,860

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------

Special Tax Revenue (continued)
--------------------------------------------------------------------------
Dulles, VA, Community Development
Authority, (Dulles Town Center), 6.25%,
3/1/26                                         $ 1,500       $   1,506,810
Frederick County, MD, Urbana Community
Development Authority, 6.625%, 7/1/25            4,250           4,234,063
Lincoln, CA, Public Finance Authority,
(Twelve Bridges), 6.20%, 9/2/25                  5,250           5,182,800
--------------------------------------------------------------------------
                                                             $  16,554,557
--------------------------------------------------------------------------
Transportation -- 4.5%
--------------------------------------------------------------------------
Eagle County, CO, (Airport Terminal),
(AMT), 7.50%, 5/1/21                           $   500       $     531,755
New Jersey Transportation Authority,
Variable Rate, 6/15/17(2)(3)                     5,000           4,683,700
Northwest Arkansas Regional Airport
Authority, (AMT), 7.625%, 2/1/27                 5,250           5,892,075
Triborough Bridge and Tunnel Authority,
NY, 5.20%, 1/1/22                                7,000           6,717,900
--------------------------------------------------------------------------
                                                             $  17,825,430
--------------------------------------------------------------------------
Water and Sewer -- 0.6%
--------------------------------------------------------------------------
Metropolitan Water District, Southern
California Waterworks, 0.00%, 7/1/27           $ 3,000       $   2,373,420
--------------------------------------------------------------------------
                                                             $   2,373,420
--------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $399,417,902)                            $ 399,808,470
--------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

At July 31, 1999, the concentration of the Portfolio's investments in various states determined as a percentage of total investments individually represent less than 10% in each state.
(1)  Non-income producing security.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 1999
Assets
---------------------------------------------------------------------------
Investments, at value (identified cost, $399,417,902)         $ 399,808,470
Receivable for investments sold                                     465,142
Interest receivable                                               7,324,534
Deferred organization expenses                                          694
---------------------------------------------------------------------------
TOTAL ASSETS                                                  $ 407,598,840
---------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------
Due to bank                                                   $      18,254
Other accrued expenses                                               20,620
---------------------------------------------------------------------------
TOTAL LIABILITIES                                             $      38,874
---------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO     $ 407,559,966
---------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals       $ 407,169,398
Net unrealized appreciation (computed on the basis of
   identified cost)                                                 390,568
---------------------------------------------------------------------------
TOTAL                                                         $ 407,559,966
---------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 1999
Investment Income
---------------------------------------------------------------------------
Interest                                                      $  13,601,142
---------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       $  13,601,142
---------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------
Investment adviser fee                                        $   1,183,688
Trustees fees and expenses                                           15,363
Custodian fee                                                        87,464
Legal and accounting services                                        37,562
Amortization of organization expenses                                   730
Miscellaneous                                                        30,450
---------------------------------------------------------------------------
TOTAL EXPENSES                                                $   1,355,257
---------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                 $      29,954
---------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                      $      29,954
---------------------------------------------------------------------------

NET EXPENSES                                                  $   1,325,303
---------------------------------------------------------------------------

NET INVESTMENT INCOME                                         $  12,275,839
---------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss)
---------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)            $     794,825
   Financial futures contracts                                      (59,828)
---------------------------------------------------------------------------
NET REALIZED GAIN                                             $     734,997
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                        $ (19,537,257)
---------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          $ (19,537,257)
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                              $ (18,802,260)
---------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                    $  (6,526,421)
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JULY 31, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         JANUARY 31, 1999
-------------------------------------------------------------------------------
From operations --
   Net investment income                     $   12,275,839      $   20,697,182
   Net realized gain                                734,997           2,027,824
   Net change in unrealized
      appreciation (depreciation)               (19,537,257)         (7,608,338)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   (6,526,421)     $   15,116,668
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   68,977,712      $  141,274,518
   Withdrawals                                  (45,800,289)        (68,691,387)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $   23,177,423      $   72,583,131
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   16,651,002      $   87,699,799
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $  390,908,964      $  303,209,165
-------------------------------------------------------------------------------
AT END OF PERIOD                             $  407,559,966      $  390,908,964
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED               YEAR ENDED JANUARY 31,
                                          JULY 31, 1999       --------------------------------------------
                                          (UNAUDITED)           1999        1998        1997      1996(1)
----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------
Net expenses                                       0.67%(2)       0.67%       0.68%       0.34%      0.06%(2)
Net expenses after custodian fee
   reduction                                       0.66%(2)       0.66%       0.66%       0.30%      0.06%(2)
Net investment income                              6.09%(2)       5.88%       6.43%       6.96%      6.95%(2)
Portfolio Turnover                                   20%            25%          8%         41%        32%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                    $407,560       $390,909    $303,209    $180,700    $72,077
----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                                                                  0.71%      0.71%(2)
Expenses after custodian fee reduction                                                    0.67%      0.71%(2)
Net investment income                                                                     6.59%      6.30%(2)
----------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 7, 1995, to January 31, 1996.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 1999, the fee was equivalent to 0.59% (annualized) of the Portfolio's average net assets for such period and amounted to $1,183,688. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $109,717,532 and $81,058,604, respectively, for the six months ended July 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at July 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 399,417,902
-------------------------------------------------------
Gross unrealized appreciation                16,835,293
Gross unrealized depreciation               (16,444,725)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $     390,568
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 1999, the Portfolio had no balance outstanding pursuant to the line of credit.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 1999, the Portfolio had no open futures contracts.

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant